Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016
Commitments and Contingencies.
Commitments and Contingencies

5. Commitments and Contingencies

Lease Commitments

              The Company leases its corporate office, retail locations and distribution centers through F&D, under long-term operating lease agreements that expire in various years through 2038. Additionally, certain equipment is leased under short-term operating leases.

              Certain lease agreements include escalating rents over the lease terms. The Company expenses rent on a straight-line basis over the life of the lease, which commences on the date the Company has the right to control the property. The cumulative expense recognized on a straight-line basis in excess of the cumulative payments is included in deferred rent in the accompanying balance sheets. Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 30, 2017, were:

(in thousands)	Amount
Thirty-nine weeks ended December 28, 2017	$49,944
2018	78,172
2019	79,340
2020	75,958
2021	71,989
Thereafter	394,392

Total minimum lease payments	$749,795

              Lease expense for the thirteen weeks ended March 30, 2017 and March 31, 2016 was approximately $16,988 thousand and $12,142 thousand, respectively.

Litigation

              The Company is subject to other various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts, products liabilities, intellectual property matters and employment related matters resulting from its business activities. The Company establishes reserves for specific legal proceedings when it determines that the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. These proceedings are not expected to have a material impact on the Company's consolidated financial position, cash flows or results of operations.

              During the thirteen weeks ended March 30, 2017, F&D received final approval for a classwide settlement to resolve a class action lawsuit related to certain labeling of F&D's products. The final amounts paid did not materially differ from our estimated losses previously accrued.

6. Commitments and Contingencies

Lease Commitments

              The Company leases its corporate office, retail locations, and distribution centers under long-term operating lease agreements that expire in various years through 2032. Additionally, certain equipment is leased under short-term operating leases.

              Certain lease agreements include escalating rents over the lease terms. The Company expenses rent on a straight-line basis over the life of the lease, which commences on the date the Company has the right to control the property. The cumulative expense recognized on a straight-line basis in excess of the cumulative payments is included in deferred rent in the accompanying balance sheets. Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 29, 2016, are (in thousands):

Amount
2017	$63,340
2018	71,913
2019	73,580
2020	71,598
2021	67,875
Thereafter	369,231

Total minimum lease payments	$717,537

              Lease expense for the years ended December 29, 2016, December 31, 2015, and December 25, 2014, was $53,899 thousand, $41,756 thousand, and $29,774 thousand, respectively.

Litigation

              The Company is subject to other various legal actions, claims and proceedings arising in the ordinary course of business, including claims related to breach of contracts, products liabilities, intellectual property matters and employment related matters resulting from its business activities. The Company establishes reserves for specific legal proceedings when it determines that the likelihood of an unfavorable outcome is probable and the amount of loss can be reasonably estimated. These proceedings are not expected to have a material impact on the Company's consolidated financial position, cash flows or results of operations.

              On December 11, 2015, six plaintiffs filed a putative nationwide class action against the Company's subsidiary, Floor and Decor Outlets of America, Inc., ("F&D") in the United States District Court for the Northern District of Georgia, alleging that certain Chinese-manufactured laminate flooring products sold by F&D were falsely labeled as compliant with formaldehyde emissions standards established by California Air Resources Board ("CARB"). In June 2016, management believed a settlement of the case was both probable and estimable and accrued $14 million with respect to such case in the second quarter of fiscal 2016. During the third quarter of fiscal 2016, F&D reached an agreement with one of the manufacturers whose products were involved in the case to cover $3.5 million of the Company's losses related to this lawsuit. The Company recorded the $3.5 million receivable as an offset to litigation settlement expenses. In September 2016, F&D entered into a classwide settlement to resolve the lawsuit. The settlement class was defined as all end users of Chinese-manufactured laminate flooring sold by F&D nationwide between January 1, 2012 and August 1, 2015. As part of the settlement, all settlement class members who did not exclude themselves from the settlement granted F&D a release of all claims arising out of or relating to their purchase of Chinese-manufactured laminate flooring from F&D, with the exception of personal injury claims. Seven members of the settlement class excluded themselves from the settlement. The settlement was granted final approval by the court on January 10, 2017 and did not involve an admission of liability by F&D. As of March 20, 2017, which represents the date on which the financial statements were available for distribution, the Company does not believe that claims by the members excluded from the settlement class or any personal injury claims are reasonably possible to result in a material loss to the Company in excess of the amounts already accrued.